                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2007

Check here if Amendment: [ ]; Amendment Number: ____

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Empire Capital Management, LLC

Address:   1 Gorham Island
           Westport, CT 06880

Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  J. Markham Penrod
Title: Chief Compliance Officer
Phone: 203-454-6925

Signature, Place, and Date of Signing:


         J. Markham Penrod               Westport,CT              02/13/2008
----------------------------------   ---------------------   -------------------
            [Signature]                  [City, State]              [Date]

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Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _____________________________

[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            None
Form 13F Information Table Entry Total:         76
Form 13F Information Table Value Total:   $527,217
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name
_______   ___________________________   ______________________

[Repeat as necessary.]

12/31/2007
EMPIRE CAPITAL MANAGEMENT, LLC
USD
FORM 13F - Q4 2007

Item 1                      Item 2    Item 3   Item 4     Item 5        Item 6       Item 7         Item 8
                                                 FAIR   SHARES OF     INVESTMENT
                           TITLE OF             MARKET  PRINCIPAL     DISCRETION               VOTING AUTHORITY
NAME OF ISSUER               CLASS    CUSIP     VALUE     AMOUNT  SOLE SHARED OTHER MANAGERS   SOLE  SHARED OTHER
--------------             -------- --------- --------- --------- ---- ------ ----- -------- ------- ------ -----
ALLOT COMMUNICATIONS LTD   OTC EQ   M0854Q105   2177335    448935 X                 FINE      448935      0     0
ALVARION LTD               OTC EQ   M0861T100   6937974    730313 X                 FINE      730313      0     0
AMAZON COM INC             OTC EQ   023135106  22604160    244000 X                 FINE      244000      0     0
APPLE COMPUTER INC         OTC EQ   037833100  18817600     95000 X                 FINE       95000      0     0
ARIBA INC NEW              OTC EQ   04033V203   5597300    502000 X                 FINE      502000      0     0
ARUBA NETWORKS INC         OTC EQ   043176106  10437000    700000 X                 FINE      700000      0     0
ASPEN TECHNOLOGY INC       OTC EQ   045327103   4866000    300000 X                 FINE      300000      0     0
AT&T INC                   COMMON   00206R102   5569040    134000 X                 FINE      134000      0     0
BEA SYSTEMS INC            OTC EQ   073325102   3716190    235500 X                 FINE      235500      0     0
BLUE COAT SYSTEMS INC      OTC EQ   09534T508   1643500     50000 X                 FINE       50000      0     0
BRIGHTPOINT INC            OTC EQ   109473405   5606400    365000 X                 FINE      365000      0     0
CALL ARUBA NETWORKS I JUL  CALL O   0431768GC    247500    100000 X                 FINE      100000      0     0
CALL CHECK POINT SOFT JAN  CALL O   M224658AD    815625    375000 X                 FINE      375000      0     0
CALL CITRIX SYSTEMS I JAN  CALL O   1773768AH     75000    150000 X                 FINE      150000      0     0
CALL CREE INC JAN 20       CALL O   2254479AD   4018500    427500 X                 FINE      427500      0     0
CALL DIGITAL RIVER IN JUN  CALL O   25388B8FG   1240000    310000 X                 FINE      310000      0     0
CALL JABIL CIRCUIT IN JAN  CALL O   4663139AC   1050000    350000 X                 FINE      350000      0     0
CANADIAN SOLAR INC         OTC EQ   136635109   2955750    105000 X                 FINE      105000      0     0
CHINA SECURITY & SURVEILLA COMMON   16942J105   9063600    415000 X                 FINE      415000      0     0
CHINA SUNERGY CO LTD SPONS OTC EQ   16942X104   4088700    247500 X                 FINE      247500      0     0
CHINA TECHNOLOGY           OTC EQ   G84384109   1924250    215000 X                 FINE      215000      0     0
CITRIX SYSTEMS             OTC EQ   177376100   6841800    180000 X                 FINE      180000      0     0
COMMVAULT SYSTEMS INC      OTC EQ   204166102   5083200    240000 X                 FINE      240000      0     0
COMSCORE INC               OTC EQ   20564W105   2284100     70000 X                 FINE       70000      0     0
CYBERSOURCE CORP DEL       OTC EQ   23251J106   3020900    170000 X                 FINE      170000      0     0
DIGITAL RIVER INC          OTC EQ   25388B104   1653500     50000 X                 FINE       50000      0     0
DIVX INC                   OTC EQ   255413106    910000     65000 X                 FINE       65000      0     0
EMCORE CORP                OTC EQ   290846104   6273000    410000 X                 FINE      410000      0     0
ENTRUST INC                OTC EQ   293848107  12127128   6283486 X                 FINE     6283486      0     0
EQUINIX INC                OTC EQ   29444U502  12633750    125000 X                 FINE      125000      0     0
EVERGREEN SOLAR INC        OTC EQ   30033R108   5353700    310000 X                 FINE      310000      0     0
EXTREME NETWORKS INC       OTC EQ   30226D106   3566497   1007485 X                 FINE     1007485      0     0
FALCONSTOR SOFTWARE INC    OTC EQ   306137100   5456438    484586 X                 FINE      484586      0     0
FUELCELL ENERGY INC        OTC EQ   35952H106   5456000    550000 X                 FINE      550000      0     0
GIGAMEDIA LTD              OTC EQ   Y2711Y104   4781250    255000 X                 FINE      255000      0     0
GOOGLE INC                 OTC EQ   38259P508  22818840     33000 X                 FINE       33000      0     0
I D SYSTEMS INC DEL        OTC EQ   449489103  12029893    965481 X                 FINE      965481      0     0
INTEL CORP                 OTC EQ   458140100   5332000    200000 X                 FINE      200000      0     0
JA SOLAR HLDGS CO LTD SPNS OTC EQ   466090107   6631950     95000 X                 FINE       95000      0     0
JUNIPER NETWORKS           OTC EQ   48203R104   4150000    125000 X                 FINE      125000      0     0
LANTRONIX INC              OTC EQ   516548104   4734800   6230000 X                 FINE     6230000      0     0
LONGTOP FINANCIAL TECH LTD COMMON   54318P108  14863936    627700 X                 FINE      627700      0     0
MAXCOM TELECOMMUNICATIONS  COMMON   57773A508   5286089    415900 X                 FINE      415900      0     0
MCAFEE INC                 COMMON   579064106  10125000    270000 X                 FINE      270000      0     0
MERCADOLIBRE INC           OTC EQ   58733R102   6796960     92000 X                 FINE       92000      0     0
MICROSOFT CORP             OTC EQ   594918104  16910000    475000 X                 FINE      475000      0     0
MILLICOM INTERNATIONAL     OTC EQ   L6388F110   9435200     80000 X                 FINE       80000      0     0
MONOLITHIC POWER SYS INC   OTC EQ   609839105   5367500    250000 X                 FINE      250000      0     0
NETFLIX COM INC            OTC EQ   64110L106   5190900    195000 X                 FINE      195000      0     0
NETSCOUT SYS INC           OTC EQ   64115T104   4086400    320000 X                 FINE      320000      0     0
OMNITURE INC               OTC EQ   68212S109   6191940    186000 X                 FINE      186000      0     0
ORACLE SYSTEMS CORP        OTC EQ   68389X105   7112700    315000 X                 FINE      315000      0     0
PACKETEER INC              OTC EQ   695210104   8008000   1300000 X                 FINE     1300000      0     0
PERFECT WORLD CO LTD SPNSR OTC EQ   71372U104   4739600    170000 X                 FINE      170000      0     0
PMC-SIERRA INC             OTC EQ   69344F106   7506069   1147717 X                 FINE     1147717      0     0
POWERWAVE TECHNOLOGIES INC OTC EQ   739363109   8463000   2100000 X                 FINE     2100000      0     0
PROSHARES TRUST            COMMON   74347R875  18990000    500000 X                 FINE      500000      0     0
PROSHARES TRUST ULTRASHORT COMMON   74347R883  24651900    455000 X                 FINE      455000      0     0
QUEST SOFTWARE INC         OTC EQ   74834T103  15305200    830000 X                 FINE      830000      0     0
RAMBUS INC-DEL             OTC EQ   750917106   7852500    375000 X                 FINE      375000      0     0
ROSTELCOM LONG DISTANCE &  COMMON   778529107   1738750     25000 X                 FINE       25000      0     0
SEAGATE TECHNOLOGY HOLDING COMMON   G7945J104   5056650    198300 X                 FINE      198300      0     0
SHANDA INTERACTIVE ENTMT L OTC EQ   81941Q203   2167100     65000 X                 FINE       65000      0     0
SIGMA DESIGNS INC          OTC EQ   826565103   4857600     88000 X                 FINE       88000      0     0
SIRF TECHNOLOGY HOLDINGS I OTC EQ   82967H101   7036400    280000 X                 FINE      280000      0     0
SKYWORKS SOLUTIONS INC     OTC EQ   83088M102   5610000    660000 X                 FINE      660000      0     0
SOLARFUN PWR HLDGS CO LTD  OTC EQ   83415U108   3591500    110000 X                 FINE      110000      0     0
SONY CORP-ADR NEW          COMMON   835699307   8959500    165000 X                 FINE      165000      0     0
STOCKERYALE INC            OTC EQ   86126T203   4963185   5064474 X                 FINE     5064474      0     0
SYNCHRONOSS TECH INC       OTC EQ   87157B103   8115760    229000 X                 FINE      229000      0     0
TESSERA TECHNOLOGIES INC   OTC EQ   88164L100   5408000    130000 X                 FINE      130000      0     0
TIVO INC                   OTC EQ   888706108   5144104    616799 X                 FINE      616799      0     0
TUMBLEWEED COMMUNICATIONS  OTC EQ   899690101  11048520   6576500 X                 FINE     6576500      0     0
UNIVERSAL DISPLAY CORP     OTC EQ   91347P105   1860300     90000 X                 FINE       90000      0     0
WESTERN DIGITAL CORP       COMMON   958102105   4531500    150000 X                 FINE      150000      0     0
YUCHENG TECHNOLOGIES LTD   OTC EQ   G98777108  15655197   1205173 X                 FINE     1205173      0     0

                                              527217130

ENTRY TOTAL                      76
TABLE VALUE IN THOUSANDS    527,217